PROPERTY AND EQUIPMENT - Movement in right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	$ 706	$ 1,833
Additions	318	526
Disposals	(28)	(15)
Depreciation charge for the year	(146)	(139)
Divestment and reclassification as held for sale		(1,393)
Impairment		(8)
Impairment reversal	2	6
Transfers	0	(5)
Modifications and reassessments	29	26
Translation adjustment	(60)	(125)
Right-of-use assets at end of period	821	706
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	1,243
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(422)
Telecommunication equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	661	1,567
Additions	271	513
Disposals	(25)	(12)
Depreciation charge for the year	(131)	(125)
Divestment and reclassification as held for sale		(1,175)
Impairment		(8)
Impairment reversal	2	2
Transfers	1	(4)
Modifications and reassessments	25	20
Translation adjustment	(57)	(117)
Right-of-use assets at end of period	747	661
Telecommunication equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	1,124
Telecommunication equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(377)
Land, buildings and constructions
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	44	260
Additions	32	13
Disposals	(3)	(3)
Depreciation charge for the year	(13)	(12)
Divestment and reclassification as held for sale		(216)
Impairment		0
Impairment reversal	0	4
Transfers	(1)	(1)
Modifications and reassessments	5	6
Translation adjustment	(3)	(7)
Right-of-use assets at end of period	61	44
Land, buildings and constructions | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	101
Land, buildings and constructions | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(40)
Office and other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	1	6
Additions	15	0
Disposals	0	0
Depreciation charge for the year	(2)	(2)
Divestment and reclassification as held for sale		(2)
Impairment		0
Impairment reversal	0	0
Transfers	0	0
Modifications and reassessments	(1)	0
Translation adjustment	0	(1)
Right-of-use assets at end of period	13	$ 1
Office and other equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	18
Office and other equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	$ (5)